Inventories (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Inventories consist of the following:
Raw materials	$ 2,560	$ 3,347
Work in progress	21,359	31,477
Supplies	15,024	16,355
Finished goods	27,319	20,266
Project assets	40,412	40,094
Costs in excess of billings on uncompleted contracts	0	4,770
Inventories	$ 106,674	$ 116,309